Financial Instruments - Summary of Fair Value of Financial Instruments Not Measured at Fair Value but for Which Fair Value is Disclosed (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Bonds payable	$ 23,142,780	$ 780,796	$ 36,999,903
Fair value [member]
Disclosure of detailed information about financial instruments [line items]
Bonds payable	$ 23,247,085	$ 784,315	$ 37,300,356